Equity-accounted investees	12 Months Ended
Dec. 31, 2021
Disclosure Of Equity-accounted investees [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note 7	Equity-accounted investees

7.1	Investments in associates recognized according to the equity method of accounting

	Equity-accounted investees			Share in profit (loss) of associates accounted for using the equity method			Share in other comprehensive income of associates accounted for using the equity method			Share in total comprehensive income of associates accounted for using the equity method
Associate	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019	Fort the year ended December 31, 2021	Fort the year ended December 31, 2020	Fort the year ended December 31, 2019	Fort the year ended December 31, 2021	Fort the year ended December 31, 2020	Fort the year ended December 31, 2019	Fort the year ended December 31, 2021	Fort the year ended December 31, 2020	Fort the year ended December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	-	11,505	11,609	-	(156)	634	-	-	1	-	(156)	635
Doktor Tarsa Tarim Sanayi AS (*)	-	-	26,001	-	4,031	3,912	-	-	198	-	4,031	4,110
Ajay North America	15,899	14,468	14,669	2,802	2,191	2,871	-	-	-	2,802	2,191	2,871
Ajay Europe SARL	8,213	7,875	7,451	1,852	1,029	1,165	360	756	(179)	2,212	1,785	986
SQM Eastmed Turkey (*)	-	-	623	-	247	354	-	-	(42)	-	247	312
Kore Potash PLC (**)	-	26,175	24,739	-	(224)	(534)	-	(374)	(549)	-	(598)	(1,083)
Total	24,112	60,023	85,092	4,654	7,118	8,402	360	382	(571)	5,014	7,500	7,831

(*) These investments were disposed of in 2020

(**) For more details, see Note 7.3 (a).

					Dividends received for the year ending
Associate	Description of the nature of the relationship	Address	Country of incorporation	Share of ownership in associates	December 31, 2021	December 31, 2020	December 31, 2019
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	9,438	-	-
Ajay North America	Production and distribution of iodine and iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States of North America	49%	1,233	1,967	2,796
Ajay Europe SARL	Production and distribution of iodine and iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	992	1,197	1,055
Kore Potash Ltd	Prospecting, exploration and mining development	L 3 88 William ST Perth, was 6000	United Kingdom	14.65%	-	-	-
Doktor Tarsa Tarim Sanayi AS	Distribution and commercialization of specialty plant nutrients in the Turkey.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%
SQM Eastmed Turkey	Production and trading of specialty products.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%	-	-	-
Total					11,663	3,164	3,851
7.2	Assets, liabilities, revenue and expenses of associates

	As of December 31, 2021				For the year ended as of December 31, 2021
	Assets		Liabilities				Other
Associate	Current	Non-current	Current	Non-current	Revenue	Net gain (loss)	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	21,771	15,096	4,421	-	47,375	5,718	-	5,718
Ajay Europe SARL	25,927	1,241	10,742	-	48,409	3,705	(34)	3,671
Total	47,698	16,337	15,163	-	95,784	9,423	(34)	9,389

	As of December 31, 2020				For the year ended as of December 31, 2020
	Assets		Liabilities				Other
Associate	Current	Non-current	Current	Non-current	Revenue	Net gain (loss)	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	29,313	8,586	6,706	101	6,641	(420)	-	(420)
Ajay North America	18,513	15,749	4,737	-	42,920	4,471	-	4,471
Ajay Europe SARL	22,032	1,493	7,773	-	41,950	2,058	1,736	3,794
Kore Potash PLC	5,691	124,112	786	-	-	(3,233)	486	(2,747)
Total	75,549	149,940	20,002	101	91,511	2,876	2,222	5,098

	As of December 31, 2019				For the year ended as of December 31, 2019
	Assets		Liabilities				Other
Associate	Current	Non-current	Current	Non-current	Revenue	Net gain (loss)	comprehensive income	Comprehensive income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	28,543	9,971	7,133	-	31,588	1,713	4	1,717
Doktor Tarsa Tarim Sanayi AS	97,797	15,196	22,420	38,522	93,768	7,824	396	8,220
Ajay North America	19,748	13,250	3,061	-	38,833	5,860	-	5,860
Ajay Europe SARL	19,589	1,456	6,144	-	35,709	2,329	(358)	1,971
SQM Eastmed Turkey	2,718	1,833	2,600	704	3,086	709	(84)	625
Kore Potash PLC	7,938	119,362	2,214	-	-	(2,716)	(2,791)	(5,507)
Total	176,333	161,068	43,572	39,226	202,984	15,719	(2,833)	12,886

7.3	Disclosures regarding interests in associates

(a)	Transactions for the year ended December 31, 2021 :

•
During the first quarter 2021, Kore Potash PLC made a share payment to its non-executive board members (remuneration shares) plus certain employees and former employees (performance shares) which resulted in a 0.05% share reduction for the company, leaving it with 20.15%. During the second quarter of 2021, Kore Potash PLC approved a capital stock increase of ThUS$ 13,931 through the issuance of common shares, which resulted in a dilution of 5.5% of SQM shares in the company, with an impact of ThUS$ (5,778) on other losses. As a result of the dilution, the Company considers that there has been a loss of significant influence on the investment, discontinued the measurement through the equity method, and recognized an amount of ThUS$ 3,739 under other gains (losses) as items in other comprehensive income associated with this investment. See Note 12.1 for more details.

•	As of December 31, 2021, the Company has received dividends from Abu Dhabi Fertilizer Industries WWL of ThUS$ 9,438 and r ecognized dividends receivable amounting ThUS$ 2,099.
•
On June 30, 2021, the Company made an assessment of the recovery of the investment in Abu Dhabi Fertilizer Industries WWL and recognized an impairment of ThUS$ 2,800 in other losses. This impairment was reversed during the second half of the year due to the recoverable amount of the investment subsequently increased.

(b)	Transactions for the year ended December 31, 2020 :

•
Kore Potash PLC made a share payment to its non-executive board members, which resulted in a 0.60% share reduction for the company, finalizing with a share percentage of 19.07% at the close of the second quarter of 2020. This resulted in a transfer in equity of non-controlling interest to other reserves in an amount of ThUS$ 754.

•
In the third quarter of 2020 SQM S.A. increased its shares in Kore Potash PLC to 20.26% as a result of the acquisition of 260,598,591 shares out of 584,753,846 shares issued for a capital increase corresponding to ThUS$ 1,679.

•
In the third quarter of 2020, shares held in Doktor Tarsa Tarim and its subsidiaries were sold through Soquimich European Holdings B.V. at a value of ThUS$ 33,066, which brought about a loss of ThUS$ 11,408.

•	In the third quarter of 2020, shares held in SQM Eastmed Turkey were sold through Soquimich European Holdings B.V. at a value of ThUS$ 618, which brought about a loss of ThUS$ 408.

•
During the fourth quarter of 2020, SQM Holland
(subsidiary)
acquired the business of WSNPK from Plantacote
N.V. (subsidiary of Doktor Tarsa Tarim Sanayi AS)
for ThUS$ 16,757, which generated goodwill of ThUS$ 7,380.
 See Note 14.

•
During the fourth quarter of 2020, Kore Potash PLC made a share-based payment to its non-executive board members, which resulted in a 0.06% share reduction for the company, finalizing with a share percentage of 20.20%. This resulted in a decrease in consolidated equity of non-controlling interests in other reserves of ThUS$ 79.

(c)	Transactions for the year ended December 31, 2019 :

•	SQM S.A. increased the capital of Kore Potash Ltd by ThUS$ 2,600 in July 2019, which increased its interest to 19.67% of the shareholder’s investment.

•	On December 11, 2019, Doktor Tarsa Tarim Sanayi AS acquired 100% of the shares in Doctochem Tarim Sanayi Ticaret LTD.